UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:    SEPTEMBER 30, 2010


Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.



Institutional Investment Manager
Filing this Report:



Name:    Beutel,Goodman & Company Ltd.
Address: 20 Eglinton Avenue West
         Suite 2000
         Toronto, Ontario  M4R 1K8


Form 13F File Number: 28-11939



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   Michael James Gibson
Title:  Managing Director,
	Chief Compliance Officer
Phone:  (416) 932-6337


_______________________
[Signature]


Toronto, Ontario, Canada
[City, State]


OCTOBER 14, 2010
[Date]

Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this
reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported
are in this report, and all holdings
are reported by other reporting
manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                   Beutel, Goodman & Company Ltd.
                                                   Form 13F Information Table                Form 13F File Number
              30-Sep-10                                                                      28 - 11939

                                                        Total      Shares Investment   Other    Voting Authority
Name of Issuer         Title of Class        CUSIP  (x $1000)             Discretion   Mgrs.      Sole  Shared      None
Bank of Nova Scotia        Common        64149107      336,728   6,313,977      Sole          5,327,615           986,362
Cameco Corp.               Common       13321L108      185,366   6,674,482      Sole          5,724,782           949,700
CIBC                       Common       136069101      483,334   6,667,633      Sole          5,667,741           999,892
CDN National Railway       Common       136375102      247,208   3,868,922      Sole          3,314,449           554,473
Cenovus Energy Inc.        Common       15135U109      190,885   6,643,261      Sole          5,747,856           895,405
Encana                     Common       292505104      181,981   6,027,806      Sole          5,190,301           837,505
Kinross Gold Corp.         Common       496902404      178,405   9,519,284      Sole          8,098,324         1,420,960
Manulife Financial         Common       56501R106      239,199  18,977,492      Sole         16,346,937         2,630,555
Molson Coors Canada    ExchNonVot CLB   608711206      303,054   6,426,806      Sole          5,547,956           878,850
Rogers Communications  Class BNonVotin  775109200      280,823   7,509,546      Sole          6,445,215         1,064,331
Royal Bank CDA             Common       780087102      223,752   4,299,693      Sole          3,538,158           761,535
Sun Life Financial         Common       866796105      107,803   4,123,899      Sole          3,461,438           662,461
Talisman Energy Inc        Common       87425E103      220,141  12,594,561      Sole         10,585,272         2,009,289
Thomson Reuters Corp.      Common       884903105      135,951   3,619,512      Sole          3,059,652           559,860
Toronto Dominion Bank      Common       891160509      576,164   7,969,585      Sole          6,774,670         1,194,915

Total                                                3,890,794





FORM 13F SUMMARY PAGE

Report Summary:
September 30, 2010

Number of Other Included Managers:
None

Form 13F Information Table Entry Total:
 15

Form 13F Information Table Value Total:
 3,890,794       (thousands)

List of Other Included Managers:
None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]





No. Form 13F File Number Name
28-11939
[Repeat as necessary.]